EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK

As of September 30, 2024, the Company had the following outstanding warrants to purchase common stock:

			Exercise Price	Number of
	Issuance	Expiration	Per Share	Underlying
Warrant	Date	Date	($)	Common Stocks

March 2021 Warrants	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrants	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

As of December 31, 2023, the Company had the following outstanding warrants to purchase common stock:

				Number of
				Shares of
			Exercise Price	common stock
	Issuance	Expiration	Per Share	Underlying
Warrant	Date	Date	($)	Warrants

March 2021 Warrant	March 29, 2021	March 31, 2026	10.35	2,469,156
March 2023 Warrant	March 27, 2023	March 26, 2026	5.50	3,294,117
				5,763,273

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the nine months ended September 30, 2024:

	For the
	Nine months ended
	September 30, 2024
		Weighted
		average
	Number of	exercise
	Options	price
		$
Outstanding at beginning of period	2,455,069	3.46
Granted	760,500	4.76
Forfeited	(23,335)	3
Outstanding at end of period	3,192,234	3.77

Vested at end of period	1,573,336	3.47

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - January 1, 2022	1,253,554	3.31	5.65	5,884
Granted	479,000	4.50	-	-
Forfeited	(172,514)	3.57	-	-
Outstanding - December 31, 2022	1,560,040	3.64	5.17	2,116

Granted	986,000	3.15	-	-
Forfeited	(90,971)	3.28	-	-
Outstanding - December 31, 2023	2,455,069	3.46	5.04	312

Options Exercisable - December 31, 2023	1,163,201	3.39	3.57	268

SCHEDULE OF STOCK-BASED PAYMENT EXPENSE

The following table sets forth the total stock-based payment expenses resulting from options and RSUs granted, included in the statements of operation and comprehensive income:

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
	Unaudited
	USD in thousands

Cost of revenues	23	11	6	6
Research and development	402	323	177	58
Sales and marketing expenses	151	83	56	21
General and administrative	924	639	298	286
Total expenses	1,500	1,056	537	371

The following table sets forth the total stock-based payment expenses resulting from options and RSU granted, included in the statements of operation and comprehensive income:

	Year ended on December 31,
	2023	2022
	USD in thousands
Cost of revenues	22	29
Research and development	522	576
Sales and marketing expenses	126	130
General and administrative	994	903
Total expenses	1,664	1,638

SCHEDULE OF FAIR VALUE OF OPTIONS ESTIMATED ASSUMPTIONS

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Nine months ended
September 30, 2024
Underlying value of ordinary shares ($)	5.55-5.70
Exercise price ($)	4.5-4.8
Expected volatility (%)	101%
Term of the options (years)	7
Risk-free interest rate	3.51%-4.23%

Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes RSU activity for the nine months ended September 30, 2024:

	For the
	Nine months ended
	September 30, 2024
		Weighted Average
	Number of	Grant Date Fair Value
	RSUs	per Share
		$
Outstanding at beginning of period	39,585	4.08
Granted	-	-
Forfeited	-	-
Vested	(19,165)	4.34
Unvested and Outstanding at end of period	20,420	3.84

The following table summarizes RSU activity for December 31, 2023:

	Amount of RSUs	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Term (years)
		$
Outstanding - December 31, 2022	50,000	6.32	6.44
Granted	25,000	3	-
Forfeited	(7,501)	7.2
Vested	(27,914)	6.28	-
Unvested and Outstanding - December 31, 2023	39,585	4.08	6.30